Balance Sheets (Annual) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash	$ 0	$ 0
Loan receivable from shareholder	35,632	67,717
Total current assets	35,632	67,717
TOTAL ASSETS	35,632	67,717
LIABILITIES & STOCKHOLDERS' EQUITY
Accounts payable	0	15,888
Total current liabilities	0	15,888
Total liabilities	0	15,888
Stockholders' equity
Common stock, par value $0.0001 per share, 700,000,000 shares authorized, 283,893,944 and 91,586,802 shares issued and outstanding as of March 31, 2021 and 2020, respectively	28,390	9,159
Additional paid-in capital	8,747,589	138,591
Stock subscription receivable	(1,035,000)	0
Accumulated deficit	(7,705,347)	(95,921)
Total stockholders' equity	35,632	51,829
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,632	$ 67,717